As filed with the Securities and Exchange Commission on November 4, 2003


                                                     Registration Nos. 33-64240
                                                                   and 811-7776

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                          REGISTRATION STATEMENT UNDER

                           THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No. [_]


                       Post-Effective Amendment No. 13 [X]

                                       and
                          REGISTRATION STATEMENT UNDER

                       THE INVESTMENT COMPANY ACT OF 1940


                              Amendment No. 15 [X]



               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2
                           (Exact Name of Registrant)


                    CANADA LIFE INSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                             410 Saw Mill River Road
                             Ardsley, New York 10502
              (Address of Depositor's Principal Executive Offices)
                  Depositor's Telephone Number: (416) 597-1456

                                 Paul R. McCadam
                             410 Saw Mill River Road
                             Ardsley, New York 10502
                     (Name and Address of Agent for Service)

                                    Copy to:


                                 James F. Jorden
                                 Jorden Burt LLP
                         1025 Thomas Jefferson St., N.W.
                                 Suite 400 East
                           Washington, D.C. 20007-0804

It is proposed that this filing will become effective: [X] immediately upon filing pursuant to paragraph (b) of Rule 485 [] on (date) pursuant to paragraph
(b) of Rule 485 [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485 [_] on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate check the following box:

[_] this Post-Effective Amendment designates a new effective date for a new effective date for a previously filed Post-Effective Amendment

Title of Securities Being Registered: Flexible Premium Variable Deferred Annuity Policies

 Canada Life of New York Variable Annuity Account 2, the Registrant, no longer offers to the public the flexible premium variable deferred annuity policies described in Registration Statement, SEC File No. 33-64240. Based on the precedent, circumstances and conditions set forth in a no-action letter issued to Great-West Life & Annuity Insurance Company (pub. avail. Oct. 23, 1990), post-effective amendments to this Registration Statement are not filed, and updated prospectuses are not distributed to existing owners of the policies.

 This post-effective amendment to Form N-4 is being filed solely to reflect a change in location of the accounts and records of the Registrant. The content of Post-Effective Amendment No. 12 to this Registration Statement filed on April 30, 2002 (File Nos. 33-64240; 811-7776) is incorporated herein by reference, except as otherwise indicated.

Item 24. Exhibits

Powers of Attorney for Ms. Alazraki and Messrs. J. Balog, J.W. Burns, O.T. Dackow, P. Desmarais, Jr., R. Gratton, S.Z. Katz, and B.E. Walsh are filed herewith.

Item 30. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by the registrant through Great-West Life & Annuity Insurance Company, 8515 East Orchard Road, Greenwood Village, Colorado 80111..

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this 31st day of October, 2003.

                              CANADA LIFE OF NEW YORK VARIABLE
                              ANNUITY ACCOUNT 2
                              (Registrant)


                              By:      /s/ William T. McCallum
                                       William T. McCallum, President
                                       and Chief Executive Officer of
                                       Canada Life Insurance Company of New York


                              Canada Life Insurance Company
                              of New York
                              (Depositor)


                              By:      /s/ William T. McCallum
                                       William T. McCallum, President
                                       and Chief Executive Officer

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with First Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title                                                             Date


/s/ William T. McCallum                                                         October 31, 2003
Chairman, President and Chief Executive
Officer, William T. McCallum



/s/ Mitchell T.G. Graye                                                         October 31, 2003
Executive Vice President and Chief
Financial Officer, Mitchell T.G. Graye



/s/ Marcia D. Alazraki                                                          October 31, 2003
Director, Marcia D. Alazraki*



Signature and Title                                                             Date



/s/ James Balog                                                                 October 31, 2003
Director, James Balog*



/s/ James W. Burns                                                              October 31, 2003
Director, James W. Burns*



/s/ Orest T. Dackow                                                             October 31, 2003
Director, Orest T. Dackow*



/s/ Paul Desmarais, Jr.                                                         October 31, 2003
Director, Paul Desmarais, Jr.*



/s/ Robert Gratton                                                              October 31, 2003
Director, Robert Gratton*



/s/ Stuart Z. Katz                                                              October 31, 2003
Director, Stuart Z. Katz*



/s/ Brian E. Walsh                                                              October 31, 2003
Director, Brian E. Walsh*



*By:     /s/ D.C. Lennox                                                        October 31, 2003
         D. C. Lennox
         Attorney-in-Fact pursuant to Powers of Attorney filed herewith.

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF NEW YORK


Know all men by these presents, that I, Marcia D. Alazraki, a Member of the Board of Directors of Canada Life Insurance Company of New York, a New York corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of New York and Canada Life of New York Variable Annuity Account 2, a separate and distinct account of Canada Life Insurance Company of New York governed under the provisions of the New York Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of New York, to the Registration Statement (Form N-4) of Canada Life Insurance Company of New York and Canada Life of New York Variable Annuity Account 2, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 15th day of September, 2003.



                              /s/ Marcia D. Alazraki
                              Member, Board of Directors
                              Canada Life Insurance Company of New York

Witness:  /s/ Michelle Hummel
Name:   Michelle Hummell
(Type or print name of witness)

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF NEW YORK



Know all men by these presents, that I, James Balog, a Member of the Board of Directors of Canada Life Insurance Company of New York, a New York corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of New York and Canada Life of New York Variable Annuity Account 2, a separate and distinct account of Canada Life Insurance Company of New York governed under the provisions of the New York Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of New York, to the Registration Statement (Form N-4) of Canada Life Insurance Company of New York and Canada Life of New York Variable Annuity Account 2, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 12th day of September, 2003.



                              /s/ James Balog
                              Member, Board of Directors
                              Canada Life Insurance Company of New York


Witness: /s/ Alvina B. Balog


Name: Alvina B. Balog
(Type or print name of witness)

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF NEW YORK


Know all men by these presents, that I, James W. Burns, a Member of the Board of Directors of Canada Life Insurance Company of New York, a New York corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of New York and Canada Life of New York Variable Annuity Account 2, a separate and distinct account of Canada Life Insurance Company of New York governed under the provisions of the New York Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of New York, to the Registration Statement (Form N-4) of Canada Life Insurance Company of New York and Canada Life of New York Variable Annuity Account 2, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 12th day of September, 2003.



                           /s/ J.W. Burns
                           Member, Board of Directors
                           Canada Life Insurance Company of New York



Witness: /s/ Lynne Saurette
Name:  Lynne Saurette
 (Type or print name of witness)

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF NEW YORK


Know all men by these presents, that I, Orest T. Dackow, a Member of the Board of Directors of Canada Life Insurance Company of New York, a New York corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of New York and Canada Life of New York Variable Annuity Account 2, a separate and distinct account of Canada Life Insurance Company of New York governed under the provisions of the New York Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of New York, to the Registration Statement (Form N-4) of Canada Life Insurance Company of New York and Canada Life of New York Variable Annuity Account 2, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 12th day of September, 2003.



                              /s/ O.T. Dackow
                              Member, Board of Directors
                              Canada Life Insurance Company of New York


Witness: /s/ Joan Preyer
Name: Joan Preyer
(Type or print name of witness)

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF NEW YORK


Know all men by these presents, that I, Paul Desmarais, Jr., a Member of the Board of Directors of Canada Life Insurance Company of New York, a New York corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of New York and Canada Life of New York Variable Annuity Account 2, a separate and distinct account of Canada Life Insurance Company of New York governed under the provisions of the New York Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of New York, to the Registration Statement (Form N-4) of Canada Life Insurance Company of New York and Canada Life of New York Variable Annuity Account 2, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set m hand this 17th day of September, 2003.



                                 /s/ Paul Desmarais, Jr.
                                 Member, Board of Directors
                                 Canada Life Insurance Company of New York



Witness:

Name:
(Type or print name of witness)

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF NEW YORK


Know all men by these presents, that I, Robert Gratton, a Member of the Board of Directors of Canada Life Insurance Company of New York, a New York corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of New York and Canada Life of New York Variable Annuity Account 2, a separate and distinct account of Canada Life Insurance Company of New York governed under the provisions of the New York Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of New York, to the Registration Statement (Form N-4) of Canada Life Insurance Company of New York and Canada Life of New York Variable Annuity Account 2, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 18th day of September, 2003.



                               /s/ Robert Gratton
                               Member, Board of Directors
                               Canada Life Insurance Company of New York


Witness:/s/ Nicole Barolet

Name: Nicole Barolet
(Type or print name of witness)

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF NEW YORK


Know all men by these presents, that I, Stuart Z. Katz, a Member of the Board of Directors of Canada Life Insurance Company of New York, a New York corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of New York and Canada Life of New York Variable Annuity Account 2, a separate and distinct account of Canada Life Insurance Company of New York governed under the provisions of the New York Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of New York, to the Registration Statement (Form N-4) of Canada Life Insurance Company of New York and Canada Life of New York Variable Annuity Account 2, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 16th day of October, 2003.



                               /s/ Stuart Z. Katz
                               Member, Board of Directors
                               Canada Life Insurance Company of New York
Witness: /s/ Regina Sirico
Name:  Regina Sirico
 (Type or print name of witness)

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF NEW YORK


Know all men by these presents, that I, Brian E. Walsh, a Member of the Board of Directors of Canada Life Insurance Company of New York, a New York corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of New York and Canada Life of New York Variable Annuity Account 2, a separate and distinct account of Canada Life Insurance Company of New York governed under the provisions of the New York Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of New York, to the Registration Statement (Form N-4) of Canada Life Insurance Company of New York and Canada Life of New York Variable Annuity Account 2, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 15th day of September, 2003.



                               /s/ Brian E. Walsh
                               Member, Board of Directors
                               Canada Life Insurance Company of New York
Witness: /s/ Sherin Hanna
Name: Sherin Hanna
(Type or print name of witness)